Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2021	1,695,460	$110.38
Granted	108,643	$229.94
Exercised	(348,286)	$102.87
Forfeited/expired	(77,698)	$143.08
Outstanding at December 31, 2022	1,378,119	$119.86
Granted	82,472	$232.48
Exercised	(535,705)	$95.12
Forfeited/expired	(22,080)	$196.20
Outstanding at December 31, 2023	902,806	$142.96
Granted	68,380	$325.51
Exercised	(311,040)	$116.31
Forfeited/expired	(37,854)	$238.51
Outstanding at December 31, 2024	622,292	$170.52
Vested and exercisable at December 31, 2024	426,497	$135.39

Summary of Weighted Average Fair Values and Assumptions Used	The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average fair value	$115.76	$85.12	$68.42
Assumptions:
Expected volatility	36%	33%	31%
Dividend yield	—%	—%	—%
Risk-free interest rate	4.20%	4.18%	1.86%
Expected life	4.3 years	5.0 years	5.0 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the year ended December 31, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	258,345	$313.41
Shares vested	(9,975)	$177.38	(120,458)	$223.29
Forfeited	(124,186)	$260.42	(111,309)	$241.13
Outstanding at December 31, 2024	19,721	$280.76	647,589	$251.36

Schedule of Non-cash Stock Compensation Expense	Stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Direct costs	$26,046	$26,595	$22,854
Selling, general and administrative	19,824	29,072	47,669
Total	$45,870	$55,667	$70,523